Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General and administration expenses
Consulting and management fees	$ (515,752)	$ (4,058,133)
General and administrative	(478,126)	(460,978)
Marketing and donations	(750,043)	(760,887)
Finance cost	(34,130)	(55,500)
Share-based payment expense	(954,465)	(990,448)
Professional fees	(539,228)	(401,003)
Total expense	(3,271,744)	(6,726,949)
Other (expenses) income, net
Foreign exchange loss	(324,349)	(39,161)
Unrealized gain (loss) on marketable securities	400,781	(2,538,281)
Share of loss on investment in associate	(102,756)	0
Gain on settlement of accounts payable and accrued liabilities	1,098	31,329
Loss on shares for debt settlement	0	(52,164)
Gain on settlement of loans receivable	774,000	0
Interest income	33,887	0
Loss on disposition of shares	(2,093,851)	0
Other income	1,819,800	0
Loss	(2,763,134)	(9,325,226)
Other comprehensive gain ("OCI")
Cumulative translation adjustment	602,372	4,110
Total comprehensive loss	$ (2,160,762)	$ (9,321,116)
Loss per share-basic	$ (0.09)	$ (0.34)
Loss per share diluted	$ (0.09)	$ (0.34)
Weighted average shares outstanding-basic	31,316,532	27,470,371
Weighted average shares outstanding diluted	31,316,532	27,470,371
Total shares issued and outstanding	33,474,855	28,992,429